Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Central Index Key	dei_EntityCentralIndexKey	0000717819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015